OTHER INCOME/(EXPENSES)	12 Months Ended
Mar. 31, 2025
Other Incomeexpenses
OTHER INCOME/(EXPENSES)

NOTE – 4 OTHER INCOME/(EXPENSES)

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD
Government grant	$48,000	$178,124	$-
Bank interest income	441	22,995	44,840
Finance costs	(179,651)	(246,262)	(656,689)
Gain on disposal of intangible assets	-	-	6,145,711
Gain on investment on event projects	-	-	806,606
Gain/(Loss) on early termination of leases	(7,480)	2,539	-
Sales of concert tickets and others	-	-	411,593
Total	$(138,690)	$(42,604)	$6,752,061

Government grant in relation to the funding support from the Employment Support Scheme under the Anti-epidemic Fund during the year ended March 31, 2023 and technology voucher program set up by the Hong Kong Government during the year ended March 31, 2024. There was no government grant during the year ended March 31, 2025. During the year ended March 31, 2025, the Group disposed certain intangible assets and recorded a gain. Please refer to note 11. The Group also started to invest in event projects and sales of concert tickets which are mainly purchased from related parties during the year ended March 31, 2025.

Finance costs represented interests for bank borrowings and leases liabilities during the year ended March 31, 2023, 2024 and 2025.